Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Congress Intermediate Bond ETF
Shareholder Report [Line Items]
Fund Name	Congress Intermediate Bond ETF
Class Name	Congress Intermediate Bond ETF
Trading Symbol	CAFX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Intermediate Bond ETF for the period of September 9, 2024, to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.congressasset.com/intermediate-bond-etf.html. You can also request this information by contacting us at (888) 688-1299
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://etfs.congressasset.com/intermediate-bond-etf.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Congress Intermediate Bond ETF	$5	0.35%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Intermediate Bond ETF (CAFX) outperformed the Bloomberg U.S. Intermediate Government/Credit Total Return Index by seven basis points during the period of inception (09/09/24) to October 31, 2024 with a return of -1.40% compared with -1.47% for the index. During this limited period, the U.S. bond markets incurred weak performance as interest rates with maturities longer than six months rose substantially during this period. The US Treasury 2-year rate was up 0.58% and the US Treasury 10-year rate was up 0.64%. The recent movement higher in rates was primarily due to better-than expected economic releases—which lowered or delayed market expectations of future rate cuts by the Federal Reserve. The primary detractor for the Fund during this short period was the security selection within the Banks/Financials sector and US Treasury debt exposure. The primary contributor during the period was the overallocation to the Industrials sector and the asset-backed securities exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/09/2024)
Congress Intermediate Bond ETF NAV	-1.40
S&P U.S. Aggregate Bond Index	-2.18
Bloomberg Intermediate Government/Credit Index	-1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://etfs.congressasset.com/intermediate-bond-etf.html for more recent performance information.
Visit https://etfs.congressasset.com/intermediate-bond-etf.html for more recent performance information.

Net Assets	$ 85,984,148
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 28,277
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$85,984,148
Number of Holdings	33
Net Advisory Fee	$28,277
Portfolio Turnover	7%
Average Credit Quality	AA-/A+
Effective Duration	3.63 Years
30-Day SEC Yield	4.08%
30-Day SEC Yield Unsubsidized	4.08%
Weighted Average Maturity	4.34 Years

Holdings [Text Block]

Top Holdings	(% of Net Assets)
United States Treasury Note/Bond	5.5%
United States Treasury Note/Bond	5.0%
United States Treasury Note/Bond	4.7%
United States Treasury Note/Bond	4.6%
United States Treasury Note/Bond	4.4%
United States Treasury Note/Bond	4.2%
United States Treasury Note/Bond	4.1%
United States Treasury Note/Bond	3.9%
Comcast Corp.	3.8%
Goldman Sachs Group, Inc.	3.7%

Industry	(% of Net Assets)
Sovereign	36.4%
Banks	9.2%
Public Finance Activities	7.8%
Diversified Telecommunication Services	5.6%
Automobile ABS	5.2%
Auto Manufacturers	4.2%
Media	3.8%
Capital Markets	3.7%
Electric	3.3%
Cash & Other	20.8%

Updated Prospectus Web Address	https://etfs.congressasset.com/intermediate-bond-etf.html
Congress Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Congress Large Cap Growth ETF
Class Name	Congress Large Cap Growth ETF
Trading Symbol	CAML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Large Cap Growth ETF for the period of November 1, 2023, to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.congressasset.com/large-cap-growth-etf.html. You can also request this information by contacting us at (888) 688-1299
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://etfs.congressasset.com/large-cap-growth-etf.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Congress Large Cap Growth ETF	$77	0.65%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Large Cap Growth ETF underperformed the Russell 1000 growth index by 645 bps during the trailing 1 year period ended October 31, 2024 with a return of 36.55% vs. 43.77% for the index. During this period, U.S. equities emerged as the vanguard of global markets, buoyed by an air of investor optimism and a robust economic landscape. Our nation’s economy displayed remarkable resilience, marked by strong labor markets and easing inflation. The top contributors during the year were security selection with consumer staples, security selection within communication services, and security selection within industrials sector. The primary detractors to performance were security selection within information technology, security selection within financials, and asset allocation in healthcare.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2023)
Congress Large Cap Growth ETF NAV	36.55	26.58
S&P 500 TR	38.02	26.09
Russell 1000 Growth Total Return	43.77	31.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://etfs.congressasset.com/large-cap-growth-etf.html for more recent performance information.
Visit https://etfs.congressasset.com/large-cap-growth-etf.html for more recent performance information.

Net Assets	$ 248,445,687
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 932,371
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$248,445,687
Number of Holdings	40
Net Advisory Fee	$932,371
Portfolio Turnover	33%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
NVIDIA Corp.	5.2%
Apple, Inc.	3.7%
Costco Wholesale Corp.	3.3%
Meta Platforms, Inc. - Class A	3.3%
Eli Lilly & Co.	3.1%
ServiceNow, Inc.	3.1%
Arista Networks, Inc.	3.1%
Eaton Corp. PLC	3.1%
Microsoft Corp.	3.1%
O’Reilly Automotive, Inc.	2.8%

Industry	(% of Net Assets)
Software	14.8%
Semiconductors & Semiconductor Equipment	9.3%
Specialty Retail	7.7%
Interactive Media & Services	6.0%
Health Care Equipment & Supplies	5.2%
Pharmaceuticals	5.0%
Chemicals	4.5%
Capital Markets	4.4%
Technology Hardware, Storage & Peripherals	3.7%
Cash & Other	39.4%

Updated Prospectus Web Address	https://etfs.congressasset.com/large-cap-growth-etf.html
Congress SMid Growth ETF
Shareholder Report [Line Items]
Fund Name	Congress SMid Growth ETF
Class Name	Congress SMid Growth ETF
Trading Symbol	CSMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress SMid Growth ETF for the period of November 1, 2023, to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.congressasset.com/smid-growth-etf.html. You can also request this information by contacting us at (888) 688-1299
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://etfs.congressasset.com/smid-growth-etf.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Congress SMid Growth ETF	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
On a one-year period ending October 31, 2024, the Congress SMid Growth ETF returned 27.78% vs. the Russell 2500 Growth benchmark of 34.21%. The market experienced some volatility in August as investors began to raise concerns on the high costs of developing AI. In addition, the Federal Reserve cut interest rate by 50 basis points spurred a rally that favored lower quality companies. The primary detractor during the period was security selection within Information Technology, primarily not holding Super Micro Computer (+242%) and holding DoubleVerify (-39%). On the other hand, stock selection within Industrial and Consumer Discretionary were positive contributors to the performance. The top individual active contributor was Comfort Systems which returned over 115% in the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2023)
Congress SMid Growth ETF NAV	27.78	13.17
S&P 500 TR	38.02	26.09
Russell 2500 Growth Total Return	34.21	17.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfs.congressasset.com/smid-growth-etf.html for more recent performance information. Visit https://etfs.congressasset.com/smid-growth-etf.html for more recent performance information.
Net Assets	$ 196,445,627
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 788,744
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$196,445,627
Number of Holdings	44
Net Advisory Fee	$788,744
Portfolio Turnover	23%
30-Day SEC Yield	-0.05%
30-Day SEC Yield Unsubsidized	-0.05%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Comfort Systems USA, Inc.	4.1%
CyberArk Software Ltd.	3.6%
Curtiss-Wright Corp.	3.4%
SPS Commerce, Inc.	3.0%
Valmont Industries, Inc.	3.0%
PTC, Inc.	3.0%
Tractor Supply Co.	2.9%
First American Treasury Obligations Fund	2.8%
BJ’s Wholesale Club Holdings, Inc.	2.8%
Summit Materials, Inc. - Class A	2.7%

Industry	(% of Net Assets)
Software	11.7%
Health Care Equipment & Supplies	10.1%
Construction & Engineering	9.6%
Specialty Retail	5.4%
Electronic Equipment, Instruments & Components	4.1%
Life Sciences Tools & Services	4.0%
Aerospace & Defense	3.4%
Consumer Staples Distribution & Retail	2.8%
Construction Materials	2.7%
Cash & Other	46.2%

Updated Prospectus Web Address	https://etfs.congressasset.com/smid-growth-etf.html